UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21423

The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 14.7%, compared with a total return of 10.6% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 18.8%. The Fund’s NAV per share was $21.05, while the price of the publicly traded shares closed at $18.96 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (11/28/03)
	Quarter	1 Year	3 Year	5 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	14.67%	20.20%	15.08%	6.71%	7.51%
Investment Total Return (c)	18.75	22.68	17.88	8.76	6.71
S&P 500 Index	10.61	13.96	12.67	5.81	6.47
Dow Jones Industrial Average	11.99	13.33	13.27	6.47	7.08	(d)
Nasdaq Composite Index	8.51	7.38	12.24	8.69	6.61
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.2%
	Aerospace — 2.4%
135,000	Exelis Inc.	$1,470,150
32,000	Kaman Corp.	1,135,040
114,000	Rockwell Automation Inc.	9,843,900
1,344,000	Rolls-Royce Holdings plc	23,076,297
190,000	The Boeing Co.	16,311,500

		51,836,887

	Agriculture — 0.2%
100,000	Archer Daniels Midland Co.	3,373,000

	Automotive — 0.9%
300,000	Ford Motor Co.	3,945,000
122,000	General Motors Co.†	3,394,040
208,000	Navistar International Corp.†	7,190,560
83,000	PACCAR Inc.	4,196,480

		18,726,080

	Automotive: Parts and Accessories — 1.5%
400,000	Genuine Parts Co.	31,200,000
78,000	Johnson Controls Inc.	2,735,460

		33,935,460

	Broadcasting — 0.1%
4,000	CBS Corp., Cl. B, Non-Voting	186,760
9,000	Liberty Media Corp.†	1,004,670
4,000	Virgin Media Inc.	195,880

		1,387,310

	Building and Construction — 0.3%
97,000	Fortune Brands Home & Security Inc.†	3,630,710
107,636	Layne Christensen Co.†	2,301,258

		5,931,968

	Business Services — 0.9%
65,000	ACCO Brands Corp.†	434,200
4,000	Clear Channel Outdoor Holdings Inc., Cl. A†	29,960
145,000	Diebold Inc.	4,396,400
94,175	Fly Leasing Ltd., ADR	1,523,751
98,172	Intermec Inc.†	965,031
30,000	Macquarie Infrastructure Co. LLC	1,621,200
19,000	MasterCard Inc., Cl. A	10,281,470
19,000	The Brink’s Co.	536,940
25,000	Thomson Reuters Corp.	812,000

		20,600,952

	Cable and Satellite — 2.0%
78,000	AMC Networks Inc., Cl. A†	4,928,040
394,000	Cablevision Systems Corp., Cl. A	5,894,240
15,000	Cogeco Inc.	613,525
60,000	Comcast Corp., Cl. A, Special	2,377,200
100,000	DIRECTV†	5,661,000
211,000	DISH Network Corp., Cl. A	7,996,900
53,000	EchoStar Corp., Cl. A†	2,065,410

Shares		Market Value
50,000	Liberty Global Inc., Cl. A†	$3,670,000
42,000	Liberty Global Inc., Cl. C†	2,882,460
148,000	Rogers Communications Inc., Cl. B	7,556,880
11,500	Time Warner Cable Inc.	1,104,690

		44,750,345

	Communications Equipment — 0.2%
384,000	Corning Inc.	5,118,720

	Computer Hardware — 0.4%
20,700	Apple Inc.	9,162,441
10,000	SanDisk Corp.†	550,000

		9,712,441

	Computer Software and Services — 1.0%
25,000	Blucora Inc.†	387,000
55,000	EarthLink Inc.	298,100
4,000	eBay Inc.†	216,880
10,000	Google Inc., Cl. A†	7,940,300
10,000	Internap Network Services Corp.†	93,500
50,000	MedAssets Inc.†	962,500
215,000	Microsoft Corp.	6,151,150
30,000	RealD Inc.†	390,000
192,000	Yahoo! Inc.†	4,517,760

		20,957,190

	Consumer Products — 2.9%
15,000	Altria Group Inc.	515,850
321,600	Avon Products Inc.	6,666,768
40,000	Hanesbrands Inc.†	1,822,400
85,000	Harman International Industries Inc.	3,793,550
57,000	Kimberly-Clark Corp.	5,584,860
32,000	Philip Morris International Inc.	2,966,720
845,000	Swedish Match AB	26,232,209
140,000	The Procter & Gamble Co.	10,788,400
75,000	Tupperware Brands Corp.	6,130,500

		64,501,257

	Consumer Services — 0.4%
53,000	Liberty Interactive Corp., Cl. A†	1,133,140
3,500	Liberty Ventures, Cl. A†	264,530
157,500	The ADT Corp.	7,708,050

		9,105,720

	Diversified Industrial — 3.8%
94,000	Bouygues SA	2,549,659
93,874	Eaton Corp. plc	5,749,782
50,000	Gardner Denver Inc.	3,755,500
837,000	General Electric Co.	19,351,440
347,000	Honeywell International Inc.	26,146,450
57,500	ITT Corp.	1,634,725
3,000	Mohawk Industries Inc.†	339,360
71,000	Owens-Illinois Inc.†	1,892,150
38,000	Pentair Ltd.	2,004,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
5,500	Sulzer AG	$939,745
20,000	Texas Industries Inc.†	1,262,200
252,000	Textron Inc.	7,512,120
337,000	Tyco International Ltd.	10,784,000

		83,921,631

	Electronics — 1.2%
100,000	Emerson Electric Co.	5,587,000
578,900	Intel Corp.	12,648,965
105,000	TE Connectivity Ltd.	4,402,650
100,000	Texas Instruments Inc.	3,548,000

		26,186,615

	Energy and Utilities: Electric — 3.5%
61,000	ALLETE Inc.	2,990,220
122,000	American Electric Power Co. Inc.	5,932,860
29,000	Edison International	1,459,280
8,000	El Paso Electric Co.	269,200
208,000	Electric Power Development Co. Ltd.	5,287,555
498,000	Great Plains Energy Inc.	11,548,620
203,000	Integrys Energy Group Inc.	11,806,480
399,230	Northeast Utilities	17,350,553
86,000	Pepco Holdings Inc.	1,840,400
153,000	Pinnacle West Capital Corp.	8,857,170
195,000	The AES Corp.	2,451,150
25,000	The Southern Co.	1,173,000
125,000	UNS Energy Corp.	6,117,500

		77,083,988

	Energy and Utilities: Integrated — 5.8%
10,000	Alliant Energy Corp.	501,800
50,000	Avista Corp.	1,370,000
42,000	Black Hills Corp.	1,849,680
40,000	CH Energy Group Inc.	2,615,600
85,000	Chubu Electric Power Co. Inc.	1,032,985
392,000	CONSOL Energy Inc.	13,190,800
94,000	Consolidated Edison Inc.	5,736,820
44,000	Dominion Resources Inc.	2,559,920
89,000	Duke Energy Corp.	6,460,510
100,000	Edison SpA†(a)	64,285
55,000	Endesa SA	1,162,225
370,000	Enel SpA	1,207,532
70,000	FirstEnergy Corp.	2,954,000
92,000	Hawaiian Electric Industries Inc.	2,549,320
400,000	Hera SpA	703,994
85,000	Hokkaido Electric Power Co. Inc.†	866,840
90,000	Hokuriku Electric Power Co.	1,108,089
70,000	Iberdrola SA, ADR	1,313,900
135,000	Korea Electric Power Corp., ADR†	1,834,650
95,000	Kyushu Electric Power Co. Inc.†	966,803
49,000	MGE Energy Inc.	2,716,560

Shares		Market Value
33,000	National Grid plc, ADR	$1,914,330
223,000	NextEra Energy Inc.	17,322,640
155,000	NiSource Inc.	4,547,700
301,000	OGE Energy Corp.	21,063,980
25,000	Ormat Technologies Inc.	516,250
98,000	Public Service Enterprise Group Inc.	3,365,320
110,000	Shikoku Electric Power Co. Inc.†	1,563,499
105,000	The Chugoku Electric Power Co. Inc.	1,368,620
45,000	The Empire District Electric Co.	1,008,000
80,000	The Kansai Electric Power Co. Inc.†	757,210
115,000	Tohoku Electric Power Co. Inc.†	913,794
122,000	Vectren Corp.	4,321,240
235,000	Westar Energy Inc.	7,797,300
92,000	Wisconsin Energy Corp.	3,945,880
140,000	Xcel Energy Inc.	4,158,000

		127,330,076

	Energy and Utilities: Natural Gas — 3.8%
79,000	AGL Resources Inc.	3,314,050
50,000	Delta Natural Gas Co. Inc.	1,093,000
49,372	Energy Transfer Partners LP	2,502,667
160,356	GDF Suez, Strips†(a)	206
14,000	Kinder Morgan Energy Partners LP	1,256,780
158,375	Kinder Morgan Inc.	6,125,926
424,000	National Fuel Gas Co.	26,012,400
311,000	ONEOK Inc.	14,825,370
129,600	Sempra Energy	10,360,224
23,000	South Jersey Industries Inc.	1,278,570
139,000	Southwest Gas Corp.	6,596,940
287,000	Spectra Energy Corp.	8,825,250
42,000	The Laclede Group Inc.	1,793,400

		83,984,783

	Energy and Utilities: Oil — 9.2%
72,000	Anadarko Petroleum Corp.	6,296,400
36,000	Apache Corp.	2,777,760
220,000	BG Group plc, ADR	3,773,000
182,000	BP plc, ADR	7,707,700
69,000	Chesapeake Energy Corp.	1,408,290
171,000	Chevron Corp.	20,318,220
263,700	ConocoPhillips	15,848,370
74,000	Devon Energy Corp.	4,175,080
140,000	Eni SpA, ADR	6,284,600
205,000	Exxon Mobil Corp.	18,472,550
45,000	Hess Corp.	3,222,450
398,400	Marathon Oil Corp.	13,434,048
195,700	Marathon Petroleum Corp.	17,534,720
111,300	Murphy Oil Corp.	7,093,149
222,100	Occidental Petroleum Corp.	17,405,977
200	PetroChina Co. Ltd., ADR	26,364
12,000	Petroleo Brasileiro SA, ADR	198,840
204,850	Phillips 66	14,333,355
220,000	Repsol SA, ADR	4,485,800

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
220,000	Royal Dutch Shell plc, Cl. A, ADR	$14,335,200
640,100	Statoil ASA, ADR	15,759,262
155,000	Total SA, ADR	7,436,900

		202,328,035

	Energy and Utilities: Services — 2.4%
150,000	ABB Ltd., ADR	3,414,000
74,000	Cameron International Corp.†	4,824,800
82,000	Diamond Offshore Drilling Inc.	5,703,920
398,600	Halliburton Co.	16,107,426
10,000	Noble Corp.	381,500
36,000	Oceaneering International Inc.	2,390,760
76,000	Rowan Companies plc, Cl. A†	2,687,360
115,000	Schlumberger Ltd.	8,612,350
25,000	Transocean Ltd.†	1,299,000
669,000	Weatherford International Ltd.†	8,121,660

		53,542,776

	Energy and Utilities: Water — 0.8%
11,000	American States Water Co.	633,270
277,000	American Water Works Co. Inc.	11,478,880
72,500	Aqua America Inc.	2,279,400
89,000	SJW Corp.	2,358,500
12,000	The York Water Co.	225,600
15,000	United Utilities Group plc, ADR	324,000

		17,299,650

	Entertainment — 1.5%
15,000	Starz - Liberty Capital†	332,250
55,000	Take-Two Interactive Software Inc.†	888,250
88,000	The Madison Square Garden Co., Cl. A†	5,068,800
280,000	Time Warner Inc.	16,133,600
131,000	Viacom Inc., Cl. B	8,065,670
162,000	Vivendi SA	3,346,447

		33,835,017

	Environmental Services — 1.0%
2,000	Darling International Inc.†	35,920
155,200	Progressive Waste Solutions Ltd.	3,282,480
153,000	Republic Services Inc.	5,049,000
20,000	Veolia Environnement SA	252,218
5,000	Waste Connections Inc.	179,900
310,000	Waste Management Inc.	12,155,100

		20,954,618

	Equipment and Supplies — 1.3%
99,000	CIRCOR International Inc.	4,207,500
40,000	Graco Inc.	2,321,200
56,000	Lufkin Industries Inc.	3,717,840
70,000	Mueller Industries Inc.	3,730,300
610,000	RPC Inc.	9,253,700
119,000	Sealed Air Corp.	2,869,090

Shares		Market Value
86,000	Tenaris SA, ADR	$3,507,080

		29,606,710

	Financial Services — 13.7%
104,000	Aflac Inc.	5,410,080
45,000	AllianceBernstein Holding LP	985,500
447,200	American Express Co.	30,168,112
655,000	American International Group Inc.†	25,427,100
310,000	Bank of America Corp.	3,775,800
8,000	Berkshire Hathaway Inc., Cl. B†	833,600
41,000	BlackRock Inc.	10,532,080
125,000	Citigroup Inc.	5,530,000
110,000	CME Group Inc.	6,752,900
175,000	Discover Financial Services	7,847,000
101,200	Fidelity National Financial Inc., Cl. A	2,553,276
1,000	Fidelity National Information Services Inc.	39,620
235,000	First Niagara Financial Group Inc.	2,082,100
50,000	H&R Block Inc.	1,471,000
20,000	Hartford Financial Services Group Inc.	516,000
50,000	HSBC Holdings plc, ADR	2,667,000
210,000	Invesco Ltd.	6,081,600
568,000	JPMorgan Chase & Co.	26,957,280
40,000	Kinnevik Investment AB, Cl. B	969,225
175,000	KKR Financial Holdings LLC	1,937,250
403,950	Legg Mason Inc.	12,986,992
45,000	M&T Bank Corp.	4,642,200
28,000	Moody’s Corp.	1,492,960
270,000	Morgan Stanley	5,934,600
36,000	National Australia Bank Ltd., ADR	1,168,200
170,000	New York Community Bancorp Inc.	2,439,500
109,000	Northern Trust Corp.	5,947,040
286,000	PNC Financial Services Group Inc.	19,019,000
235,000	SLM Corp.	4,812,800
200,000	State Street Corp.	11,818,000
150,000	T. Rowe Price Group Inc.	11,230,500
736,000	The Bank of New York Mellon Corp.	20,600,640
138,000	The Travelers Companies Inc.	11,618,220
130,000	U.S. Bancorp	4,410,900
359,000	Waddell & Reed Financial Inc., Cl. A	15,717,020
628,500	Wells Fargo & Co.	23,248,215
20,000	Willis Group Holdings plc	789,800
45,000	WR Berkley Corp.	1,996,650

		302,409,760

	Food and Beverage — 12.3%
136,000	Beam Inc.	8,641,440
100,000	Campbell Soup Co.	4,536,000
500,000	China Mengniu Dairy Co. Ltd.	1,436,384
160,000	ConAgra Foods Inc.	5,729,600
50,000	Constellation Brands Inc., Cl. A†	2,382,000
300,082	Danone SA	20,879,417
1,600,000	Davide Campari - Milano SpA	12,449,367

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,110,000	DE Master Blenders 1753 NV†	$17,145,439
10,000	Diageo plc, ADR	1,258,400
279,000	Dr Pepper Snapple Group Inc.	13,099,050
574,000	General Mills Inc.	28,303,940
18,000	Heineken Holding NV	1,153,438
280,000	Hillshire Brands Co.	9,842,000
265,000	ITO EN Ltd.	6,390,291
45,000	Kellogg Co.	2,899,350
375,000	Kikkoman Corp.	6,533,170
256,666	Kraft Foods Group Inc.	13,225,999
786,000	Mondelez International Inc., Cl. A	24,059,460
150,000	Morinaga Milk Industry Co. Ltd.	462,102
13,000	Nestlé SA	940,114
2,000	Nestlé SA, ADR	144,940
168,000	NISSIN FOODS HOLDINGS CO. LTD.	7,700,855
1,610,000	Parmalat SpA	4,106,932
339,450	Parmalat SpA, GDR(b)(c)	867,397
214,000	PepsiCo Inc.	16,929,540
62,000	Pernod-Ricard SA	7,725,760
19,319	Remy Cointreau SA	2,232,735
693,000	The Coca-Cola Co.	28,024,920
80,000	The Hershey Co.	7,002,400
30,000	Unilever plc, ADR	1,267,200
342,000	Yakult Honsha Co. Ltd.	13,769,374

		271,139,014

	Health Care — 5.7%
80,000	3SBio Inc., ADR†	1,216,000
94,000	Abbott Laboratories	3,320,080
50,000	AbbVie Inc.	2,039,000
75,000	Actavis Inc.†	6,908,250
20,000	AmerisourceBergen Corp.	1,029,000
10,000	Amgen Inc.	1,025,100
236,000	Bristol-Myers Squibb Co.	9,720,840
30,000	Cantel Medical Corp.	901,800
14,000	Chemed Corp.	1,119,720
10,000	Cigna Corp.	623,700
30,000	Coventry Health Care Inc.	1,410,900
256,000	Covidien plc	17,367,040
5,000	DaVita HealthCare Partners Inc.†	592,950
100,000	Eli Lilly & Co.	5,679,000
37,000	Endo Health Solutions Inc.†	1,138,120
30,000	Express Scripts Holding Co.†	1,729,500
12,500	Humana Inc.	863,875
99,000	Johnson & Johnson	8,071,470
13,500	Laboratory Corp. of America Holdings†	1,217,700
74,700	Lexicon Pharmaceuticals Inc.†	162,846
15,000	McKesson Corp.	1,619,400
28,000	Mead Johnson Nutrition Co.	2,168,600
215,000	Merck & Co. Inc.	9,509,450
40,000	Mylan Inc.†	1,157,600

Shares			Market Value
20,000		Orthofix International NV†	$717,400
112,500		Owens & Minor Inc.	3,663,000
94,000		Patterson Companies Inc.	3,575,760
772,000		Pfizer Inc.	22,279,920
25,000		Quality Systems Inc.	457,000
70,000		Rochester Medical Corp.†	1,023,400
75,000		Sanofi, ADR	3,831,000
55,000		St. Jude Medical Inc.	2,224,200
20,000		Stryker Corp.	1,304,800
25,000		Tenet Healthcare Corp.†	1,189,500
46,000		UnitedHealth Group Inc.	2,631,660
10,000		Zimmer Holdings Inc.	752,200
19,000		Zoetis Inc.†	634,600

			124,876,381

		Hotels and Gaming — 0.6%
19,000		Accor SA	660,027
120,000		Boyd Gaming Corp.†	992,400
800,000		Ladbrokes plc	2,744,747
152,000		Las Vegas Sands Corp.	8,565,200
10,000		Wynn Resorts Ltd.	1,251,600

			14,213,974

		Machinery — 1.0%
180,000		CNH Global NV	7,437,600
90,500		Deere & Co.	7,781,190
16,000		Kennametal Inc.	624,640
212,000		Xylem Inc.	5,842,720

			21,686,150

		Metals and Mining — 1.6%
64,000		Agnico-Eagle Mines Ltd.	2,626,560
190,000		Alcoa Inc.	1,618,800
20,000		Alliance Holdings GP LP	1,053,400
8,000		BHP Billiton Ltd., ADR	547,440
400,000		Freeport-McMoRan Copper & Gold Inc.	13,240,000
12,000	(d)	Labrador Iron Ore Royalty Corp.	400,807
342,000		Newmont Mining Corp.	14,326,380
30,000		Peabody Energy Corp.	634,500

			34,447,887

		Paper and Forest Products — 0.7%
339,000		International Paper Co.	15,790,620

		Publishing — 0.2%
108,000		News Corp., Cl. B	3,322,080

		Real Estate — 0.0%
18,000		Brookfield Asset Management Inc., Cl. A	656,820

		Retail — 3.8%
10,000		Barnes & Noble Inc.†	164,500
40,000		Coinstar Inc.†	2,336,800
346,000		CVS Caremark Corp.	19,026,540
142,000		Ingles Markets Inc., Cl. A	3,050,160

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
207,000	Lowe’s Companies Inc.	$7,849,440
105,000	Macy’s Inc.	4,393,200
70,000	Rush Enterprises Inc., Cl. B†	1,442,000
355,000	Safeway Inc.	9,354,250
270,000	Sally Beauty Holdings Inc.†	7,932,600
110,000	Seven & i Holdings Co. Ltd.	3,639,985
73,000	The Home Depot Inc.	5,093,940
231,000	Walgreen Co.	11,014,080
30,000	Wal-Mart Stores Inc.	2,244,900
73,000	Whole Foods Market Inc.	6,332,750

		83,875,145

	Specialty Chemicals — 1.7%
71,000	Air Products & Chemicals Inc.	6,185,520
54,000	Airgas Inc.	5,354,640
77,000	Ashland Inc.	5,721,100
192,099	E. I. du Pont de Nemours and Co.	9,443,587
497,155	Ferro Corp.†	3,355,796
95,000	Olin Corp.	2,395,900
5,000	Praxair Inc.	557,700
124,000	The Dow Chemical Co.	3,948,160

		36,962,403

	Telecommunications — 5.2%
470,000	AT&T Inc.	17,244,300
235,000	BCE Inc.	10,972,150
40,000	Belgacom SA	994,462
40,000	Bell Aliant Inc.(c)	1,054,000
530,000	Deutsche Telekom AG, ADR	5,607,400
50,000	France Telecom SA, ADR	508,000
195,000	Hellenic Telecommunications Organization SA, ADR†	598,650
5,000	Level 3 Communications Inc.†	101,450
41,000	Loral Space & Communications Inc.	2,537,080
160,000	Portugal Telecom SGPS SA	792,493
1,100,000	Sprint Nextel Corp.†	6,831,000
46,184	Telefonica SA, ADR	623,946
160,000	Telekom Austria AG	1,049,890
25,000	Telenet Group Holding NV	1,236,348
133,870	Telephone & Data Systems Inc.	2,820,641
110,000	Telstra Corp. Ltd., ADR	2,592,700
70,000	TELUS Corp.	4,837,700
850,000	Verizon Communications Inc.	41,777,500
40,000	VimpelCom Ltd., ADR	475,600
426,000	Vodafone Group plc, ADR	12,102,660

		114,757,970

	Transportation — 0.7%
248,000	GATX Corp.	12,888,560
19,200	Kansas City Southern	2,129,280

		15,017,840

Shares		Market Value
	Wireless Communications — 0.5%
1,000,000	Cable & Wireless Communications plc	$637,260
75,779	Crown Castle International Corp.†	5,277,250
124,000	United States Cellular Corp.†	4,464,000

		10,378,510

	TOTAL COMMON STOCKS	2,095,545,783

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250% Cv. Pfd., Ser. A †	129,971

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% Cv. Pfd. †(a)	0

	Energy and Utilities — 0.4%
128,000	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	7,517,440

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% Cv. Pfd. †(a)	123,000

	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	2,449,440

	Transportation — 0.0%
1,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (a)	389,775

	TOTAL CONVERTIBLE PREFERRED STOCKS	10,609,626

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
35,000	The Phoenix Companies Inc., 7.450% Pfd.	821,450

	RIGHTS — 0.0%
	Health Care — 0.0%
50,000	Sanofi, CVR, expire 12/31/20†	89,000

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
312,800	Kinder Morgan Inc., expire 05/25/17†	1,607,792

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)(b)(c)	185

	TOTAL WARRANTS	1,607,977

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 0.7%
	Aerospace — 0.1%
$1,500,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	$2,343,750

	Computer Hardware — 0.2%
4,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	3,977,212

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	9,680,000

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	526,875

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24†(a)	72,562

	TOTAL CORPORATE BONDS	16,600,399

	U.S. GOVERNMENT OBLIGATIONS — 3.5%
76,823,000	U.S. Treasury Bills, 0.050% to 0.145%††, 05/02/13 to 09/19/13	76,806,221

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,556,617,362)	$2,202,080,456

	Aggregate tax cost	$1,569,026,779

	Gross unrealized appreciation	$688,992,299
	Gross unrealized depreciation	(55,938,622)

	Net unrealized appreciation/depreciation	$633,053,677

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $650,013 or 0.03% of total investments.

(b)	Illiquid security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $11,601,582 or 0.53% of total investments. Except as noted in (b), these securities are liquid.

(d)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVR	Contingent Value Right
GDR	Global Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

Geographic Diversification	% of Market Value	Market Value
North America	83.9%	$1,846,575,086
Europe	13.3	293,406,219
Japan	2.4	52,361,173
Asia/Pacific	0.4	8,821,738
Latin America	0.0	916,240

Total Investments	100.0%	$2,202,080,456

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,095,545,783	—	—	$2,095,545,783
Preferred Stocks (a)	821,450	—	—	821,450
Convertible Preferred Stocks:
Building and Construction	—	—	$ 0	0
Financial Services	—	$ 123,000	—	123,000
Transportation	—	389,775	—	389,775
Other Industries (a)	10,096,851	—	—	10,096,851

Total Convertible Preferred Stocks	10,096,851	512,775	0	10,609,626

Rights (a)	89,000	—	—	89,000
Warrants (a)	1,607,792	—	185	1,607,977
Corporate Bonds	—	16,527,837	72,562	16,600,399
U.S. Government Obligations	—	76,806,221	—	76,806,221

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,108,160,876	$93,846,833	$72,747	$2,202,080,456

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund had no material transfers among Level 1, Level 2, and Level 3 during the three months ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$78,933,099
Capital Loss Carryforward Available through 2018	25,247,050

Total Capital Loss Carryforwards	$104,180,149

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College, and holds an MBS with honors from Columbia School of Business.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics, and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined G.research, Inc. in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, amongst others. He also serves as portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST One Corporate Center Rye, NY 10580-1422

t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman &	President &
Chief Executive Officer,	Acting Chief Compliance Officer
GAMCO Investors, Inc.
Agnes Mullady
Anthony J. Colavita	Treasurer & Secretary
President,
Anthony J. Colavita, P.C.	Carter W. Austin
Vice President & Ombudsman
James P. Conn
Former Managing Director &	Laurissa M. Martire
Chief Investment Officer,	Vice President & Ombudsman
Financial Security Assurance
Holdings Ltd.	David I. Schachter
Vice President

Mario d’Urso	INVESTMENT ADVISER
Former Italian Senator
Gabelli Funds, LLC
Frank J. Fahrenkopf, Jr.	One Corporate Center
President &	Rye, New York 10580-1422
Chief Executive Officer,
American Gaming Association	CUSTODIAN

Michael J. Melarkey	State Street Bank and Trust
Partner,	Company
Avansino, Melarkey, Knobel,
Mulligan & McKenzie	COUNSEL

Salvatore M. Salibello, CPA	Skadden, Arps, Slate, Meagher &
Partner,	Flom LLP
BDO Seidman, LLP
TRANSFER AGENT AND REGISTRAR
Edward T. Tokar
Senior Managing Director,	Computershare Trust Company, N.A.
Beacon Trust Company

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GDV Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/28/2013

* Print the name and title of each signing officer under his or her signature.